Going Concern (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Going Concern (Details) [Line Items]
Company cash		$ 14.6	$ 17.0
Accumulated deficit		121.9	112.4
Net cash in operating activities		9.7	25.2
Initial term loan		$ 10.0
Additional financing amount			$ 20.0
Subsequent Event [Member]
Going Concern (Details) [Line Items]
Final term loan	$ 10.0